Accounts and notes receivables, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts and notes receivables, net
Notes receivable	¥ 4,588		¥ 5,235
Accounts receivable	78,332		84,189
Less: allowance for doubtful accounts	(34,969)		(23,298)
Accounts receivable, net	¥ 47,951	$ 7,525	¥ 66,126